Exhibit 99.1

KPMG LLP
Suite 700
20 Pacifica
Irvine, CA 92618-3391

Independent Accountants’ Report on Applying Agreed-Upon Procedures
Sallie Mae Bank (the “Bank”)
SMB Education Funding, LLC
J.P. Morgan Securities LLC,
Barclays Capital Inc.,
Goldman Sachs & Co. LLC,
RBC Capital Markets, LLC
(together, the “Specified Parties”)
Re: SMB Private Education Loan Trust 2021-E – Data File Procedures
We have performed the procedures described below on the specified attributes in an electronic data file entitled “2021E_External_Decrypt.xlsx” provided by the Bank on September 22, 2021, containing information on 43,644 student loans (the “Student Loans”) as of September 21, 2021 (the “Data File”), which we were informed are intended to be included as collateral in the offering by SMB Private Education Loan Trust 2021-E. The Bank is responsible for the specified attributes identified by the Bank in the Data File.
The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.
The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes.  We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.
Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:
•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00.
•	The terms “ATLAS System,” “ENCORE System,” and “FDR System” mean the Bank’s servicing systems.
•	The term “Sources” means the following information furnished by the Bank:
–	Branch Categorization Screen within the ATLAS System;
–	Promissory Note, Final Disclosure correspondence, Counter Offer Modification Notification, Agreement to Increase the Total Loan Amount, and SSN card correspondence within the ENCORE System; and,

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

–
#BS Screen, #BS1 Screen, #BS3 Screen, #BS5 Screen, #CDS Screen, #CIS Screen, #CP2 Screen, #CPH Screen, #CPO Screen, #CSS Screen, #CU3 CIM Screen, #ED2 Screen, #EDH Screen, #HDI Screen, #NM CC Screen, #NM CR Screen, #NPO Screen and #NM SA2 Screen within the FDR System.

We make no representation regarding the validity, enforceability, or authenticity of such Sources.

•	The term “Instructions” means the instructions provided by the Bank pertaining to a procedure, attribute, methodology, or value, as described in Exhibit B.

•	The term “Provided Information” means the Sources and Instructions.

The procedures we were instructed by the Bank to perform and the associated findings are as follows:

A.
We randomly selected a sample of Student Loans from the Data File, utilizing a confidence level of 95.0%, an expected error rate of 3.0%, and a maximum estimated error occurrence rate (the upper error limit) for each of the attributes not to exceed 5.0%, as instructed by the Bank. The selection criteria resulted in a sample of 360 Student Loans (the “Selected Student Loans,” as listed in Exhibit A attached hereto).

B.
For each Selected Student Loan, we compared or recomputed the specified attributes listed below contained in the Data File to the corresponding information included in the respective Sources, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the specified Sources or the inability to agree the indicated information from the Data File to the Sources for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Sources are listed in the order of priority.

Attributes	Sources / Instructions

Social Security Number
Social Security Number, Loan Amount or Application ID information indicated on the Promissory Note, Final Disclosure correspondence, Counter Offer Modification Notification, Agreement to Increase the Total Loan Amount, SSN card correspondence, and Instructions

Signature(s) on the Promissory Note	Promissory Note and Instructions. We performed no procedures to assess compliance with regard to any signatory requirements or confirm the authenticity of the signature(s)

Disbursement Year	“1ST ACTIVE DATE” field on #BS5 Screen

Original Principal Balance	“TLDSBAMT” field in the “OTHER” option on #HDI Screen, sum of “LOAN DISBURSEMENT” amounts on #CSS Screen, “FINANCIAL INSTITUTION” field on #NM CC Screen, and Instructions

Current Principal Balance
“ACCOUNT BALANCE” field on #CSS Screen, “EFF-DT” field on #CPH Screen, “CYCLE DATE” field on #CSS Screen, accrued interest recomputed using “INT_RT” field on #EDH Screen, “ACCOUNT BALANCE” field on #CSS Screen, “TOTAL ACCOUNT BALANCE” field in the “CYCLE DATE” field on #CSS Screen, applicable “AMOUNT-PAID” on #CPH Screen, sum of “ACCOUNT BALANCE” field on #CSS Screen, total of all “LOAN DISBURSEMENT” amounts on #CDS Screen, total of all “FORBEARANCE PAYMENT” amounts on #CDS Screen, “CAP” field on #EDH Screen, “DATE” field on #EDH Screen, “CAP INT”

2

Attributes	Sources / Instructions

field on #ED2 Screen, total of all “PAYMENT REVERSAL” amounts on #CDS Screen, total of all “ACCRUED INTEREST” amounts on #CSS Screen, “CASH ADB 1 & 2” field and “MRCH ADB 1&2” field on #ED2 Screen, "CUR BAL" field on #BS Screen, and Instructions

Loan Type	“#14” field on #NM CC Screen

Loan Status	“MISC FIELD 2” field on #BS3 Screen and “CURR LOAN STAT” field on #EDH Screen, or notation of status change on #CIS Screen, and Instructions

Current Status End Date
Recompute using “CURR LOAN STAT” field on #EDH Screen and one of the following: “CYCLE DATE” and “CURR:GRAD/SEP DT” fields on #CSS Screen and #EDH Screen, respectively; “CYCLE DATE” and “RPMT BEGIN DT” fields on #CSS Screen and #EDH Screen, respectively; “CYCLE DATE” field on #CSS Screen and “METHOD OVERRIDE END DATE” in “RULS MIN PAY (CP PO RM)” field on #NPO Screen; “CYCLE DATE” and “MATURITY DT” fields on #CSS Screen and #EDH Screen, respectively; notation of status change on #CIS Screen or #EDH Screen, and Instructions

Remaining Term
“CURR LOAN STAT” field on #EDH Screen, “MISC FIELD 2” field on #BS3 Screen, “#9” field on #NM CC Screen, “CYCLE DATE” field on #CSS Screen, “MATURITY DT” field on #EDH Screen, “METHOD OVERRIDE END DATE” in “RULS MIN PAY (CP PO RM)” field on #NPO Screen, or “DUE DATE” field on #CSS Screen, and Instructions

Repayment Schedule Type	“MISC FIELD 2” field on #BS3 Screen, “CYCLE DATE” field on #CSS Screen, “RPMT BEGIN DT” and “CURR LOAN STAT” fields on #EDH Screen, and Instructions

Interest Rate
“INT RT” field, “INT 1%” field, “INT 2%” field on #EDH Screen, “DAYS1” field on #ED2 Screen, “CYCLE DATE” field on #CSS Screen, or “PER DAY INTEREST” field on #CPO Screen and “ACCOUNT BALANCE” field on #CSS Screen, or “VAR CASH SET1” field on #CP2 Screen and “ANNUAL INTEREST RATE CASH ADVANCE” field on #NM SA2 Screen, “DDD_RATE” field on #HDI Screen, and Instructions

School Code	“MISC FIELD 5” field on #BS3 Screen or the last number group in the “ID #” field on #CU3 CIM Screen

School Types 1 and 2 (School Type and Title IV)	“PROGRAM CATEGORY,” “FOR PROFIT/NON-PROFIT,” “PEPS TITLE IV” and “SOURCE OF CATEGORIZATION” fields on Branch Categorization Screen, and Instructions

State of Residence	#BS1 Screen or documentation of change that affects the state of residence on #CIS Screen

Recent FICO	“CREDIT BUREAU SCORE” and “DATE CB SCORE GENERATED” fields on #NM CR Screen

3

Attributes	Sources / Instructions

Original FICO	“EDS SCR01” or “EDS SCR02” fields within the “FICO INFO” tab on #HDI Screen

Based on the results of the procedures performed, there is a 95.0% confidence level that the maximum estimated error occurrence rate for each of the attributes across the entire population of 43,644 Student Loans does not exceed 5.0%. Because we are not engaged to express a conclusion, we do not offer a conclusion based on the application of a sampling technique.

We were engaged by the Bank to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Bank and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File, and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Bank, (ii) the physical existence of the Student Loans, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Student Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Student Loans being securitized, (iii) the compliance of the originator of the Student Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Student Loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/KPMG LLP

Irvine, California
October 19, 2021

4

Exhibit A
The Selected Student Loans

Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number
1	2021E001	51	2021E051	101	2021E101	151	2021E151
2	2021E002	52	2021E052	102	2021E102	152	2021E152
3	2021E003	53	2021E053	103	2021E103	153	2021E153
4	2021E004	54	2021E054	104	2021E104	154	2021E154
5	2021E005	55	2021E055	105	2021E105	155	2021E155
6	2021E006	56	2021E056	106	2021E106	156	2021E156
7	2021E007	57	2021E057	107	2021E107	157	2021E157
8	2021E008	58	2021E058	108	2021E108	158	2021E158
9	2021E009	59	2021E059	109	2021E109	159	2021E159
10	2021E010	60	2021E060	110	2021E110	160	2021E160
11	2021E011	61	2021E061	111	2021E111	161	2021E161
12	2021E012	62	2021E062	112	2021E112	162	2021E162
13	2021E013	63	2021E063	113	2021E113	163	2021E163
14	2021E014	64	2021E064	114	2021E114	164	2021E164
15	2021E015	65	2021E065	115	2021E115	165	2021E165
16	2021E016	66	2021E066	116	2021E116	166	2021E166
17	2021E017	67	2021E067	117	2021E117	167	2021E167
18	2021E018	68	2021E068	118	2021E118	168	2021E168
19	2021E019	69	2021E069	119	2021E119	169	2021E169
20	2021E020	70	2021E070	120	2021E120	170	2021E170
21	2021E021	71	2021E071	121	2021E121	171	2021E171
22	2021E022	72	2021E072	122	2021E122	172	2021E172
23	2021E023	73	2021E073	123	2021E123	173	2021E173
24	2021E024	74	2021E074	124	2021E124	174	2021E174
25	2021E025	75	2021E075	125	2021E125	175	2021E175
26	2021E026	76	2021E076	126	2021E126	176	2021E176
27	2021E027	77	2021E077	127	2021E127	177	2021E177
28	2021E028	78	2021E078	128	2021E128	178	2021E178
29	2021E029	79	2021E079	129	2021E129	179	2021E179
30	2021E030	80	2021E080	130	2021E130	180	2021E180
31	2021E031	81	2021E081	131	2021E131	181	2021E181
32	2021E032	82	2021E082	132	2021E132	182	2021E182
33	2021E033	83	2021E083	133	2021E133	183	2021E183
34	2021E034	84	2021E084	134	2021E134	184	2021E184
35	2021E035	85	2021E085	135	2021E135	185	2021E185
36	2021E036	86	2021E086	136	2021E136	186	2021E186
37	2021E037	87	2021E087	137	2021E137	187	2021E187
38	2021E038	88	2021E088	138	2021E138	188	2021E188
39	2021E039	89	2021E089	139	2021E139	189	2021E189
40	2021E040	90	2021E090	140	2021E140	190	2021E190
41	2021E041	91	2021E091	141	2021E141	191	2021E191
42	2021E042	92	2021E092	142	2021E142	192	2021E192
43	2021E043	93	2021E093	143	2021E143	193	2021E193
44	2021E044	94	2021E094	144	2021E144	194	2021E194
45	2021E045	95	2021E095	145	2021E145	195	2021E195
46	2021E046	96	2021E096	146	2021E146	196	2021E196
47	2021E047	97	2021E097	147	2021E147	197	2021E197
48	2021E048	98	2021E098	148	2021E148	198	2021E198
49	2021E049	99	2021E099	149	2021E149	199	2021E199
50	2021E050	100	2021E100	150	2021E150	200	2021E200

A-1

Exhibit A
The Selected Student Loans (Cont.)

Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number
201	2021E201	242	2021E242	283	2021E283	324	2021E324
202	2021E202	243	2021E243	284	2021E284	325	2021E325
203	2021E203	244	2021E244	285	2021E285	326	2021E326
204	2021E204	245	2021E245	286	2021E286	327	2021E327
205	2021E205	246	2021E246	287	2021E287	328	2021E328
206	2021E206	247	2021E247	288	2021E288	329	2021E329
207	2021E207	248	2021E248	289	2021E289	330	2021E330
208	2021E208	249	2021E249	290	2021E290	331	2021E331
209	2021E209	250	2021E250	291	2021E291	332	2021E332
210	2021E210	251	2021E251	292	2021E292	333	2021E333
211	2021E211	252	2021E252	293	2021E293	334	2021E334
212	2021E212	253	2021E253	294	2021E294	335	2021E335
213	2021E213	254	2021E254	295	2021E295	336	2021E336
214	2021E214	255	2021E255	296	2021E296	337	2021E337
215	2021E215	256	2021E256	297	2021E297	338	2021E338
216	2021E216	257	2021E257	298	2021E298	339	2021E339
217	2021E217	258	2021E258	299	2021E299	340	2021E340
218	2021E218	259	2021E259	300	2021E300	341	2021E341
219	2021E219	260	2021E260	301	2021E301	342	2021E342
220	2021E220	261	2021E261	302	2021E302	343	2021E343
221	2021E221	262	2021E262	303	2021E303	344	2021E344
222	2021E222	263	2021E263	304	2021E304	345	2021E345
223	2021E223	264	2021E264	305	2021E305	346	2021E346
224	2021E224	265	2021E265	306	2021E306	347	2021E347
225	2021E225	266	2021E266	307	2021E307	348	2021E348
226	2021E226	267	2021E267	308	2021E308	349	2021E349
227	2021E227	268	2021E268	309	2021E309	350	2021E350
228	2021E228	269	2021E269	310	2021E310	351	2021E351
229	2021E229	270	2021E270	311	2021E311	352	2021E352
230	2021E230	271	2021E271	312	2021E312	353	2021E353
231	2021E231	272	2021E272	313	2021E313	354	2021E354
232	2021E232	273	2021E273	314	2021E314	355	2021E355
233	2021E233	274	2021E274	315	2021E315	356	2021E356
234	2021E234	275	2021E275	316	2021E316	357	2021E357
235	2021E235	276	2021E276	317	2021E317	358	2021E358
236	2021E236	277	2021E277	318	2021E318	359	2021E359
237	2021E237	278	2021E278	319	2021E319	360	2021E360
238	2021E238	279	2021E279	320	2021E320
239	2021E239	280	2021E280	321	2021E321
240	2021E240	281	2021E281	322	2021E322
241	2021E241	282	2021E282	323	2021E323

Note:	The Bank has assigned a unique Loan ID number to each Student Loan in the Data File. The Student Loan Numbers referred to in this Exhibit are not the Loan ID numbers.

A-2

Exhibit B
Instructions

Attribute	Instructions
Social Security Number and Signature(s) on the Promissory Note	(i)	Compare the Social Security Number in the “Borrwer SSN” field in the Data File to the Social Security Number on the Promissory Note,

	(ii)	Compare the Original Principal Balance in the “Total Disbursement Amount” field in the Data File to the Loan Amount on the Promissory Note, and

	(iii)	Observe Signature(s) on the Promissory Note.

In the event, the Loan Amount listed on the Promissory Note either was not listed or was lower than the Original Principal Balance indicated in the Data File, locate the Final Disclosure correspondence, the Counter Offer Modification Notification, or the Agreement to Increase the Total Loan Amount within the ENCORE System, for which the Application ID matched the Application ID on the Promissory Note.

In the event, the Social Security Number contained on the Promissory Note did not agree to the “Borrwer SSN” field in the Data File, locate the SSN card correspondence or the Credit Bureau Report, for which the SSN matched the SSN in the Data File.

In the event the Promissory Note for a Selected Student Loan was not available, the Bank instructed us to not perform procedures to compare the Social Security Number and Signature(s) on the Promissory Note. The Promissory Note was available for all Selected Student Loans.

Original Principal Balance
Compare the Original Principal Balance in the “Total Disbursement Amount” field in the Data File to the amount displayed in the “TLDSBAMT” field in the “OTHER” option on the #HDI Screen.

In the event the Original Principal Balance in the Data File did not agree,

	(i)	for Selected Student Loans originated after July 2013, compare to the sum of all “LOAN DISBURSMENT” amounts displayed on the #CSS Screen, or

	(ii)	for Selected Student Loans originated in or prior to July 2013, compare to the amount displayed in the “FINANCIAL INSTITUTION” field on the #NM CC Screen.
Current Principal Balance
Compare the Current Principal Balance in the “Outstanding Principal Amount” field in the Data File to the “ACCOUNT BALANCE” field on the #CSS Screen, or the "CUR BAL" field on the #BS Screen. In the event the information did not agree, recompute the Current Principal Balance (the “Recomputed Current Principal Balance”) as follows:

	a)	Read the date in the “EFF-DT” field on the #CPH Screen to identify if there was (i) a payment made after the cycle date indicated in the “CYCLE DATE” field on

Attribute	Instructions
the #CSS Screen and one day following the Cutoff Date or (ii) any “PAYMENT REVERSAL” amounts on the #CDS Screen;
1)
If a payment was made based on procedure (a), recompute accrued interest as the product of (i) the “INT_RT” field on the #EDH Screen, (ii) “ACCOUNT BALANCE” field on the #CSS Screen, and (iii) a fraction, the numerator of which is the difference in the number of days between the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen, and the effective date of the transaction indicated in the “EFF-DT” field on the #CPH Screen minus one, and a denominator of 365 (i.e., the total number of days in the 2021 calendar year); and,

2)
In case of a (i), add the recomputed accrued interest from procedure (1), as applicable, to the “TOTAL ACCOUNT BALANCE” field as of the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen (which represents the “ACCOUNT BALANCE” plus the interest accrued between the “ACCOUNT BALANCE” date and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen), and subtract the payment amount stated in the “AMOUNT-PAID” field on the #CPH Screen, as applicable, from the result.

In case of a (ii), minus the recomputed accrued interest from procedure (1), as applicable, from the “PAYMENT REVERSAL” amounts on the #CDS Screen to arrive at the principal portion of the amount, and subtract the result from the “ACCOUNT BALANCE” field on the #CSS Screen.

b)
In the event the Recomputed Current Principal Balance calculated in step (a) did not agree, compare the “Outstanding Principal Amount” field in the Data File to the sum of (i) the “ACCOUNT BALANCE” field on the #CSS Screen and (ii) the total of all “LOAN DISBURSEMENT” amounts on the #CDS Screen.

c)
In the event the Recomputed Current Principal Balance calculated in step (b) did not agree, compare the “Outstanding Principal Amount” field in the Data File to the difference of (i) the “TOTAL ACCOUNT BALANCE” field on the #CSS Screen and (ii) the total of all “FORBEARANCE PAYMENT” amounts on the #CDS Screen.

d)
In the event the Recomputed Current Principal Balance calculated in step (c) did not agree, if the “CAP” field on the #EDH Screen indicated “C” and the “DATE” field on the #EDH Screen indicated a date equal to the most recent cycle date, compare the “Outstanding Principal Amount” field in the Data File to the sum of (i) the “ACCOUNT BALANCE” field on the #CSS Screen and (ii) the “CAP INT” field on the #ED2 Screen.

e)
In the event the Recomputed Current Principal Balance calculated in step (d) did not agree, compare the “Outstanding Principal Amount” field in the Data File to the sum of (i) the total of all “PAYMENT REVERSAL” amounts on the #CDS Screen and (ii) the sum of (1) the “TOTAL ACCOUNT BALANCE” field on the #CSS Screen minus (2) the total of all “ACCRUED INTEREST” amounts on the #CSS Screen minus (3) the “CAP INT” field on the #ED2 Screen, where the

Attribute	Instructions
“CAP” field on the #EDH Screen indicated “R” and the “DATE” field on the #EDH Screen indicated a date within four (4) months of the Cutoff Date.

f)
In the event the Recomputed Current Principal Balance calculated in step (e) did not agree, compare the “Outstanding Principal Amount” field in the Data File to the sum of the ending balances in the “CASH ADB 1&2” field and the “MRCH ADB 1&2” field on the #ED2 Screen.

Loan Status	Compare Loan Status in the “Payment Loan Status” field in the Data File as follows:

a)
If the repayment type contained in the “MISC FIELD 2” field on the #BS3 Screen indicated “SOIOP” or “PPIOP” (indicating Interest Only) or “F0025” or “FX025” (indicating Fixed Payment) or blank, and the “CURR LOAN STAT” field on the #EDH Screen did not indicate “DMIP,” “GRPM” or “F***,” the Loan Status was “In-Repayment”;

	b)	If the “CURR LOAN STAT” field on the #EDH Screen System indicated “SSP*” or “SSG*,” the Loan Status was “In-Repayment”; or,

	c)	Compare to the status contained in the “CURR LOAN STAT” field on the #EDH Screen.

d)
In the event the Loan Status did not agree, identify a notation of status change on the #CIS Screen. If the status changed after the Cutoff Date, and the notation of the previous draw period on #CIS Screen was (1) before the Cutoff Date, the Loan Status was “GRCE” as of the Cutoff Date; or (2) after the Cutoff Date, the Loan Status was “SCHL” as of the Cutoff Date.

Current Status End Date	Recompute the Current Status End Date (the “Recomputed Current Status End Date”) as follows:

a)
If the “CURR LOAN STAT” field on the #EDH Screen was “SCHL,” recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the date in the “CURR: GRAD/SEP DT” field on the #EDH Screen;

b)
If the “CURR LOAN STAT” field on the #EDH Screen was “GRCE,” recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the date in the “RPMT BEGIN DT” field on the #EDH Screen;

	c)	If the “CURR LOAN STAT” field on the #EDH Screen was “GRPM,” “DINT,” “DSCH,” “F***”, “SSPA,” or “SSGR,”

(i)
If the Start Date of the Method Override on the #EDH Screen was before the Cutoff Date, recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen on or after the “METHOD OVERRIDE END DATE” indicated in the “RULS MIN PAY (CP PO RM)” field on the #NPO Screen;

Attribute	Instructions
		(ii)	If the Start Date of the Method Override on the #EDH Screen was after the Cutoff Date, recompute the Current Status End Date as the first cycle date after the Cutoff Date.

d)
If the “CURR LOAN STAT” field on the #EDH Screen was “RPMT,” “D***” (except “DINT” and “DSCH”), or “SSP*” (except “SSPA”), recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the date in the “MATURITY DT” field on the #EDH Screen.

e)
In the event the recomputed Current Status End Date calculated in procedures (a), (b), (c), or (d) did not agree to the “Current Borrower Status End Date” field in the Data File, calculate the Recomputed Current Status End Date as follows:

(i)
Identify a notation of status change that affected the loan status after the Cutoff Date (i.e., retro Forbearance) on the #CIS Screen and recompute the Current Status End Date as the first cycle date after the loan status “End Date” indicated on the #CIS Screen.

(ii)
If a notation of status change that affects the loan status after the Cutoff date was not available, the “STAT” field on the #EDH Screen indicated “SSGR” and the “TYPE” field on the #EDH Screen indicated “FB,” recompute the Current Status End Date as the first cycle date after the Cutoff Date.

Remaining Term	Compare Remaining Term to the “Total Repayment Term” field in the Data File or recompute Remaining Term (“Recomputed Remaining Term”) as follows:

a)
If the “CURR LOAN STAT” field on the #EDH Screen indicated “In-School” or “In-Grace” and the “MISC FIELD 2” field on the #BS3 Screen indicated “Deferred Loan,” compare to the value in the “#9” field on the #NM CC Screen;

b)
If the “CURR LOAN STAT” field on the #EDH Screen started with a “D” or “F,” recompute as the difference in months1 between the next cycle date indicated in the “CYCLE DATE” field on the #CSS Screen and the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen following the maturity date indicated in the “MATURITY DT” field on the #EDH Screen; and,

c)
If the “CURR LOAN STAT” field on the #EDH Screen started with a “D” and the “MISC FIELD 2” field on the #BS3 Screen was “SOIOP,” “PPIOP,” “F0025,” or “FX025,” recompute as the difference in months1 between the current cycle date indicated in the “CYCLE DATE” field on the #CSS Screen and the “METHOD OVERRIDE END DATE” indicated in the “RULS MIN PAY (CP PO RM)” field on the #NPO Screen.

1 Calculated by dividing the difference in days by the average number of days in a month (i.e., 30.4375) rounded to the nearest whole number.

Attribute	Instructions
Repayment Schedule Type	Compare the Repayment Schedule Type in the “Repayment Schedule Code” field in the Data File as follows:

a)
If the “MISC FIELD 2” field on the #BS3 Screen was “D0000” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” field on the #EDH Screen was after the Cutoff Date, or the “MISC FIELD 2” field on the #BS3 Screen was blank and the “CURR LOAN STAT” field on the #EDH Screen was “GRPM,” “DMIP,” or “F***” (but not “FORP”), or the “MISC FIELD 2” field on the #BS3 Screen was “D0000” and the “CURR LOAN STAT” field on the #EDH Screen was “DSCH” or “DINT,” the Repayment Schedule Type was “N;”

b)
If the “MISC FIELD 2” field on the #BS3 Screen was “D0000” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was on or before the Cutoff Date, or the “MISC FIELD 2” field on the #BS3 Screen was “F0025” or “FX025” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was on or before the Cutoff Date, or the “MISC FIELD 2” field on the #BS3 Screen was blank, “SOIOP,” or “PPIOP” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was on or before the Cutoff Date, the Repayment Schedule Type was “V;”

c)
If the “MISC FIELD 2” field on the #BS3 Screen was “F0025” or “FX025” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was after the Cutoff Date, the Repayment Schedule Type was “W;”

d)
If the “MISC FIELD 2” field on the #BS3 Screen was blank, “SOIOP,” or “PPIOP” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was after the Cutoff Date, the Repayment Schedule Type was “Z;”

	e)	If the “MISC FIELD 2” field on the #BS3 Screen was blank, “SOIOP,” or “PPIOP” and the “CURR LOAN STAT” field on the #EDH Screen was “DSCH” or “DINT,” the Repayment Schedule Type was “D;”

	f)	If the “MISC FIELD 2” field on the #BS3 Screen was “F0025” or “FX025” and the “CURR LOAN STAT” field on the #EDH Screen was “DSCH” or “DINT,” the Repayment Schedule Type was “E;”

	g)	If the “MISC FIELD 2” field on the #BS3 Screen was blank and the “CURR LOAN STAT” field on the #EDH Screen was “SSGR,” the Repayment Schedule Type was “T;” and,

h)
If the “MISC FIELD 2” field on the #BS3 Screen was blank and the “CURR LOAN STAT” field on the #EDH Screen was “SS**” (but not “SSGR”), the Repayment Schedule Type was the last character of the “CURR LOAN STAT” field on the #EDH Screen.

Attribute	Instructions
Interest Rate
Compare the Interest Rate in the “Net Interest Rate” field in the Data File to the “INT RT” field on the #EDH Screen.

In the event the Interest Rate did not agree, recompute Interest Rate (“Recomputed Interest Rate”) as follows:

	a)	Add the number of days found in the “DAYS 1” field on the #ED2 Screen to the first day of the loan’s cycle date as of the Cutoff Date indicated in the “CYCLE DATE” field on the #CSS Screen;

	b)	If step (a) resulted in a date that is on or before the Cutoff Date, compare the Interest Rate in the “Net Interest Rate” field in the Data File to the “INT 1%” field on the #ED2 Screen;

	c)	If step (a) resulted in a date that is after the Cutoff Date, compare the Interest Rate in the “Net Interest Rate” field in the Data File to the “INT 2%” field on the #ED2 Screen.

	d)	In the event the Interest Rate calculated in step (b) or (c) did not agree, recompute the Interest Rate as follows:

		(i)	divide the interest amount in the “PER DAY INTEREST” field on the #CPO Screen by the amount in the “ACCOUNT BALANCE” field on the #CSS Screen and multiply by 10

		(ii)	add 0.0000099 and truncate to five decimals

		(iii)	multiply by 365 (i.e., the total number of days in the 2021 calendar year), and

		(iv)	round the value to the nearest 0.125 percent.

e)
In the event the Interest Rate calculated in step (d) did not agree, recompute the Interest Rate by adding (i) the amount in the “VAR CASH SET1” field on the #CP2 Screen to (ii) the amount in the “ANNUAL INTEREST RATE CASH ADVANCE” field on the #NM SA2 Screen.

f)
In the event the Interest Rate calculated in step (e) did not agree, recompute the Interest Rate by subtracting the borrower benefits in the “DDD_RATE” field in the DDDBENEFIT section on the #HDI screen from the “INT RT” field on the #EDH Screen.

School Type 1 (School Type) and School Type 2 (Title IV)
Input the School Code in the “Current School ID” field in the Data File into the ATLAS System in order to access the corresponding school information contained on the Branch Categorization Screen. In addition, consider School Types 1 and 2 as follows:

a)
If the “PROGRAM CATEGORY” field on the Branch Categorization Screen was “4” or “H” and the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” the School Type 1 was “4 year;”

Attribute	Instructions
b)
If the “PROGRAM CATEGORY” field on the Branch Categorization Screen was “2” and the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” the School Type 1 was “2 year;”

c)
If the “PROGRAM CATEGORY” field on the Branch Categorization Screen was “T” and the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” the School Type 1 was “Trade School;”

d)
If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “For Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “Yes,” the School Type 2 was “Title IV – For Profit;”

e)
If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “For Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “No” or “Blank,” the School Type 2 was “Non-Title IV – For Profit;”

f)
If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “Non-Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “Yes,” the School Type 2 was “Title IV – Not For Profit;”

g)
If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “Non-Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” “SLM,” or “DER,” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “No” or “Blank,” the School Type 2 was “Non-Title IV – Not For Profit;”

Compare the School Types 1 and 2 (School Type and Title IV) in the “School Type” field and “School Title IV Eligibility Code” field in the Data File, respectively, to the corresponding information derived based on the instructions above.